Other Operating Expenses	12 Months Ended
Dec. 31, 2021
Other operating expenses [abstract]
Other operating expenses
7	Other operating expenses

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Cost related to lease of investment properties	(16,199)	(15,625)	(13,439)
Others	(5,726)	(9,061)	(31,273)

	(21,925)	(24,686)	(44,712)